Accounting Changes (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt issuance costs	$ 74	$ 83
Deferred tax assets, noncurrent	4,822	6,675	[1]
Accounting Standard Update 2015-03 - Interest - Imputation of Interest
Debt issuance costs	$ 74	83
Deferred tax asstes | Accounting Standard Update 2015-17 - Balance Sheet Classification of Deferred Taxes
Current deferred tax assets		2,000
Other liabilities | Accounting Standard Update 2015-17 - Balance Sheet Classification of Deferred Taxes
Current deferred tax liabilities		19
Deferred tax assets, noncurrent		$ 178

[1]	Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.